Shareholder Report, Holdings (Details)	Jun. 30, 2024
Capital Group U.S. Multi-Sector Income ETF | Corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	71.72%
Capital Group U.S. Multi-Sector Income ETF | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.35%
Capital Group U.S. Multi-Sector Income ETF | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.57%
Capital Group U.S. Multi-Sector Income ETF | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%
Capital Group U.S. Multi-Sector Income ETF | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.19%
Capital Group U.S. Multi-Sector Income ETF | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
Capital Group U.S. Multi-Sector Income ETF | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
Capital Group U.S. Multi-Sector Income ETF | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.59%	[1]
Capital Group Ultra Short Income ETF | Corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.16%
Capital Group Ultra Short Income ETF | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.05%
Capital Group Ultra Short Income ETF | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.07%
Capital Group Ultra Short Income ETF | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.72%
Capital Group Short Duration Municipal Income ETF | AAAAaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.16%	[2]
Capital Group Short Duration Municipal Income ETF | AAAa [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.07%	[2]
Capital Group Short Duration Municipal Income ETF | AA [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.49%	[2]
Capital Group Short Duration Municipal Income ETF | BBBBaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.54%	[2]
Capital Group Short Duration Municipal Income ETF | Below Investment Grade [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.56%	[2]
Capital Group Short Duration Municipal Income ETF | Unrated [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.42%	[2]
Capital Group Short Duration Municipal Income ETF | Shortterm securities and other assets less liabilities 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.76%	[1],[2]
Capital Group Short Duration Income ETF | Corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.65%
Capital Group Short Duration Income ETF | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.73%
Capital Group Short Duration Income ETF | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.52%
Capital Group Short Duration Income ETF | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.83%	[1]
Capital Group Short Duration Income ETF | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%
Capital Group Municipal High-Income ETF | AAAAaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.07%	[2]
Capital Group Municipal High-Income ETF | AAAa [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.86%	[2]
Capital Group Municipal High-Income ETF | AA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.91%	[2]
Capital Group Municipal High-Income ETF | BBBBaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.54%	[2]
Capital Group Municipal High-Income ETF | Below Investment Grade [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.96%	[2]
Capital Group Municipal High-Income ETF | Unrated [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.66%	[2]
Capital Group Municipal High-Income ETF | Shortterm securities and other assets less liabilities 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%	[1],[2]
Capital Group Municipal Income ETF | AAAAaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%	[2]
Capital Group Municipal Income ETF | AAAa [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.92%	[2]
Capital Group Municipal Income ETF | AA [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.89%	[2]
Capital Group Municipal Income ETF | BBBBaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.99%	[2]
Capital Group Municipal Income ETF | Below Investment Grade [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.17%	[2]
Capital Group Municipal Income ETF | Unrated [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.26%	[2]
Capital Group Municipal Income ETF | Shortterm securities and other assets less liabilities 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.27%	[1],[2]
Capital Group International Bond ETF (USD-Hedged) | Corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.83%
Capital Group International Bond ETF (USD-Hedged) | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Capital Group International Bond ETF (USD-Hedged) | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.61%	[1]
Capital Group International Bond ETF (USD-Hedged) | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.75%
Capital Group International Bond ETF (USD-Hedged) | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.91%
Capital Group Core Plus Income ETF | Corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.52%
Capital Group Core Plus Income ETF | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.86%
Capital Group Core Plus Income ETF | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.77%
Capital Group Core Plus Income ETF | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.05%
Capital Group Core Plus Income ETF | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Capital Group Core Plus Income ETF | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
Capital Group Core Plus Income ETF | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%	[1]
Capital Group Core Plus Income ETF | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%
Capital Group Core Bond ETF | Corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.42%
Capital Group Core Bond ETF | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.35%
Capital Group Core Bond ETF | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.33%
Capital Group Core Bond ETF | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.19%
Capital Group Core Bond ETF | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.11%
Capital Group Core Bond ETF | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[1]

[1]	Includes derivatives.
[2]	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies.
[3]	Less than 0.01%.